As filed with the Securities and Exchange Commission on December 24, 2003

Registration Nos.

33-88460

811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 90	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and address of agent for service)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on , pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Portfolios Variable Annuity individual flexible premium variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A

FORM N-4

CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC PORTFOLIOS

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies

AN OVERVIEW OF PACIFIC PORTFOLIOS;

PACIFIC LIFE AND THE SEPARATE ACCOUNT —

Pacific Life, — Separate Account A; YOUR

INVESTMENT OPTIONS — Your Variable Investment

Options; ADDITIONAL INFORMATION — Voting

Rights

6.	Deductions	AN OVERVIEW OF PACIFIC PORTFOLIOS; FEE TABLE; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawals

7.	General Description of Variable Annuity Contracts

AN OVERVIEW OF PACIFIC PORTFOLIOS;

PURCHASING YOUR CONTRACT — How to Apply

for your Contract; HOW YOUR INVESTMENTS ARE

ALLOCATED; RETIREMENT BENEFITS AND

OTHER PAYOUTS — Choosing Your Annuity Option,

— Your Annuity Payments, — Death Benefits;

ADDITIONAL INFORMATION — Voting Rights, —

Changes to Your Contract, — Changes to ALL

Contracts, — Inquiries and Submitting Forms and

Requests, — Timing of Payments and Transactions

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS

9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC PORTFOLIOS; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC PORTFOLIOS; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000930 filed on April 25, 2003 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000930 filed on April 25, 2003 and incorporated by reference herein.)

This Amendment No. 22 to the Registration Statement on Form N-4 (File Nos. 033-88460, 811-08946) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, to supplement the Registration Statement. This Amendment does not otherwise delete, amend, or supersede any Prospectus, Statement of Additional Information, exhibit, or other information contained in Post-Effective Amendment No. 20 to the Registration Statement.

Supplement dated [                        ] to the Prospectuses dated May 1, 2003

for the Pacific Innovations, Pacific Innovations Select, Pacific One, Pacific One Select, Pacific Value,

Pacific Value for Prudential Securities, Pacific Portfolios, Pacific Odyssey, and

Pacific Select Variable Annuity, variable annuity contracts

issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

Subject to state availability, for Income Access Riders with an Effective Date on or after [                    ], this supplement changes the Prospectus to reflect the following:

OPTIONAL RIDERS is amended.

The Contract Expenses section of the Prospectus is amended to restate and include the following:

Income Access Rider Annual Charge (Optional Rider)                        0.35%

If you buy the Income Access Rider (subject to availability), an optional Rider, we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up available under the Rider. If the Effective Date of the Rider is before [                 , 2004] the Income Access Rider Annual Charge is equal to 0.30%.

CHARGES, FEES AND DEDUCTIONS is amended.

The CHARGES, FEES AND DEDUCTIONS section is amended to restate and include the following:

Income Access Annual Charge (Optional Rider)

If you purchase the optional Income Access Rider, we will deduct an Income Access Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Income Access Rider Annual Charge is equal to 0.35% (0.30% if the Effective Date of the Rider is on or before [                 , 2004].) multiplied by your Contract Value on the date the Charge is deducted.

The Income Access Charge may change if you elect the Step-Up option in the Remaining Protected Balance, but will never be more than the Income Access Charge being charged under the then current terms and conditions of the Rider and will not be more than a maximum charge of 0.75%. If you do not elect the optional Step-Up, your Income Access Charge will remain the same as it was on the Effective Date of the Rider.

If your Contract was issued before January 14, 2002, any portion of the Income Access Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%.

PURCHASING YOUR CONTRACT is amended.

The Purchasing the Income Access Rider (Optional Rider) section is replaced with the following:

Purchasing the Income Access Rider (Optional)

Subject to availability, you may purchase the optional Income Access Rider on the Contract Date or on any Contract Anniversary if:

•   the age of each Annuitant is 85 years or younger on the date of purchase, and

•   your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

You should consult a qualified adviser for complete information and advice before purchasing the Income Access Rider or electing the Step-Up provision available under this Rider.

There may be adverse consequences to taking a loan while the Rider is in effect. If you have an existing loan on your Contract or are considering taking a loan, you should carefully consider whether the Rider is appropriate for you.

If you purchase the Income Access Rider within 60 days after the Contract Date or within 30 days after a Contract Anniversary, the Effective Date of the Rider will be that Contract Date or Anniversary.

The Rider allows for withdrawals from the Contract of up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Remaining Protected Balance is reduced to zero.

The Income Access Rider also provides that if, on any Contract Anniversary beginning with the fifth (5th) anniversary of the Effective Date of the Income Access Rider, the Contract Value is greater than the Remaining Protected Balance, you may elect to Step-Up (increase) the Remaining Protected Balance to an amount equal to 100% of the Contract Value.

For purposes of the Income Access Rider, the term “withdrawal” includes any applicable withdrawal charges and charges for premium taxes and/or other taxes, if applicable. Amounts withdrawn under the Income Access Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract.

The initial Protected Payment Base and initial Remaining Protected Balance are equal to:

•   your Initial Purchase Payment, if the Effective Date of the Rider is on a Contract Date; or

•   the Contract Value, if the Effective Date of the Rider is on a Contract Anniversary.

The initial Protected Payment Amount is equal to 7% of the initial Protected Payment Base.

Once these initial amounts are established, the Protected Payment Base and Protected Payment Amount will remain unchanged, provided no additional Purchase Payments are received after the Effective Date of the Rider, the total amount withdrawn each Contract Year does not exceed the Protected Payment Amount and the Remaining Protected Balance is greater than 7% of the Protected Payment Base at each Contract Anniversary.

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Example #1—Initial Values on the Effective Date based on an initial Purchase Payment of $100,000

Contract Years	Purchase Payments Received	Withdrawal Amount	Contract Value After Activity	Protected Payment Base (PPB)	Protected Payment Amount (7% of PPB)	Remaining Protected Balance

Beginning of Year 1	$100,000			$100,000	$7,000	$100,000

If we receive any additional Purchase Payments to the Contract, we will immediately increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payment. However, the Protected Payment Amount will remain unchanged until the next Contract Anniversary, when the Protected Payment Amount for the new Contract Year is determined.

For purposes of the Income Access Rider, we reserve the right to restrict additional Purchase Payments.

Example #2—Additional Purchase Payment received after the Effective Date of the Rider but within the same Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance.

Contract Years	Purchase Payments Received	Withdrawal Amount	Contract Value After Activity	Protected Payment Base (PPB)	Protected Payment Amount (7% of PPB)	Remaining Protected Balance

Beginning of Year 1	$100,000			$100,000	$7,000	$100,000

Activity	$20,000		$122,000	$120,000		$120,000

Beginning of Year 2				$120,000	$8,400	$120,000

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during a Contract Year as a result of additional amounts credited, charges, fees and other deductions and increases and/or decreases in the investment performance of the Variable Account.

While the Rider is in effect, you may make cumulative withdrawals up to the Protected Payment Amount each Contract Year without any adjustment to the Protected Payment Base, regardless of market performance, until the Remaining Protected Balance equals zero. Withdrawals may be taken in a lump sum, in multiple withdrawals or in a series of pre-authorized withdrawals within the Contract Year.

Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

Example #3—Cumulative withdrawals during the second Contract Year not exceeding the Protected Payment Amount established for that Contract Year.

Contract Years	Purchase Payments Received	Withdrawal Amount	Contract Value After Activity	Protected Payment Base (PPB)	Protected Payment Amount (7% of PPB)	Remaining Protected Balance

Beginning of Year 1	$100,000			$100,000	$7,000	$100,000

Activity	$20,000		$122,000	$120,000		$120,000

Beginning of Year 2				$120,000	$8,400	$120,000

Activity		$8,400	$110,600			$111,600

Beginning of Year 3				$120,000	$8,400	$111,600

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Under the terms and conditions of your Contract, you may withdraw more than the
Protected Payment Amount each Contract Year. However, withdrawals of more than the
Protected Payment Amount in a Contract Year will cause an immediate adjustment to the
Remaining Protected Balance, the Protected Payment Base, and, at the next Contract
Anniversary, the Protected Payment Amount.

If a withdrawal does not cause the total amount withdrawn during the Contract Year to exceed the Protected Payment Amount, the Protected Payment Base will remain unchanged.
The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

If a withdrawal causes the total amount withdrawn during the Contract Year to exceed the
Protected Payment Amount, we will reset the Protected Payment Base and Remaining
Protected Balance immediately following the withdrawal to the lesser of:

•   the Contract Value immediately after the withdrawal, or

•   the Remaining Protected Balance immediately before the withdrawal, less the withdrawal amount.

The Protected Payment Amount will remain unchanged until the next Contract
Anniversary, when the Protected Payment Amount for the new Contract Year is
determined.

Example #4—Cumulative withdrawals during the third Contract Year exceeding the Protected Payment
Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining
Protected Balance.

Contract Years	Purchase Payments Received	Withdrawal Amount	Contract Value After Activity	Protected Payment Base (PPB)	Protected Payment Amount (7% of PPB)	Remaining Protected Balance

Beginning of Year 1	$100,000			$100,000	$7,000	$100,000

Activity	$20,000		$122,000	$120,000		$120,000

Beginning of Year 2				$120,000	$8,400	$120,000

Activity		$8,400	$110,600			$111,600

Beginning of Year 3				$120,000	$8,400	$111,600

Activity (Withdrawal)		$8,400	$103,600			$103,200

Activity (Withdrawal)		$5,000	$94,000	$94,000		$94,000

Beginning of Year 4				$94,000	$6,580	$94,000

Because the $5,000 withdrawal causes the cumulative withdrawals to exceed the Protected Payment Amount, the
Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reset to the lesser of
(a) the Contract Value immediately after the withdrawal ($94,000); or, (b) the Remaining Protected Balance
immediately before the withdrawal, less the withdrawal amount ($103,200 – $5,000 = $98,200).

A withdrawal may not exceed the amount available for withdrawal under the Contract, if such withdrawal would cause the cumulative withdrawals for that Contract Year to exceed the Protected Payment Amount and reduce the Contract Value to zero.

If, immediately after a withdrawal, the cumulative withdrawals for that Contract Year do not exceed the Protected Payment Amount and the Contract Value is reduced to zero, the following will apply:

•   the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually, until the Remaining Protected Balance is reduced to zero,

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•   no additional Purchase Payments will be accepted under the Contract,

•   any Remaining Protected Balance will not be available for payment in a lump sum or may not be applied to provide payments under an Annuity Option, and

•   the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, any Remaining Protected Balance will be paid to the designated Beneficiary under the series of pre-authorized withdrawals and payment frequency then in effect at the time of the Owner’s or sole surviving Annuitant’s death.

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue, unless otherwise terminated.

You cannot request a termination of the Rider, but the Rider will automatically end on the earliest of:

•   the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,

•   the Contract Anniversary immediately following the day the Remaining Protected Balance is reduced to zero,

•   the day of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,

•   the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below, or

•   the Annuity Date.

The Rider and the Contract will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provision of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract will terminate on the Contract Anniversary immediately following the day the Remaining Protected Balance is zero.

Optional Step-Up in the Remaining Protected Balance

On any Contract Anniversary beginning with the fifth (5th) anniversary of the Effective Date of the Rider and before the Annuity Date, you may elect to Step-Up the Remaining Protected Balance to an amount equal to 100% of the Contract Value as of the Step-Up Date.

The Income Access Charge may change if you elect a Step-Up, but will never exceed the Income Access Charge then being charged for this same benefit under newly issued riders. If you do not elect the optional Step-Up, the Income Access Charge on the Effective Date of the Rider will remain unchanged.

Your request for a Step-Up must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the Step-Up is effective.

On each Step-Up Date, we will:

(a)    reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value on the Step-Up Date;

(b)    reset the Protected Payment Base to an amount equal to the reset Remaining Protected Balance; and

(c)    reset the Protected Payment Amount to equal 7% of the reset Protected Payment Base.

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Once a Step-Up has been elected and is in effect, another Step-Up may not be elected until on or after the fifth (5th) anniversary of the latest Step-Up Date. We will provide you with written confirmation of your Step-Up election.

Your election to Step-Up the Remaining Protected Balance may result in a reduction in the Protected Payment Base and Protected Payment Amount.

Example #5—A Step-Up in the Remaining Protected Balance at the Beginning of Contract Year 7 (Step-Up Date). This example further assumes that cumulative withdrawals for Contract Years 4, 5 and 6 do not exceed the Protected Payment Amount and no additional Purchase Payments are made during these Contract Years.

Contract Years	Purchase Payments Received	Withdrawal Amount	Contract Value After Activity	Protected Payment Base (PPB)	Protected Payment Amount (7% of PPB)	Remaining Protect Balance

Beginning of Year 4				$94,000	$6,580	$94,000

Activity (Withdrawal)		$6,580				$87,420

Beginning of Year 5				$94,000	$6,580	$87,420

Activity (Withdrawal)		$6,580				$80,840

Beginning of Year 6				$94,000	$6,580	$80,840

Activity (Withdrawal)		$6,580				$74,260

Beginning of Year 7 (Balances immediately before the Step-Up)			$85,000	$94,000	$6,580	$74,260

Activity (Step-Up effected)

Beginning of Year 7 (Balances immediately after the Step-Up)			$85,000	$85,000	$5,950	$85,000

Because the Contract Value ($85,000) on the Step-Up Date is greater than the Remaining Protected Balance ($74,260) (see balances immediately before the Step-Up), the Step-Up election: (a) resets the Remaining Protected Balance to equal the Contract Value; (b) resets the Protected Payment Base to equal the reset Remaining Protected Balance, resulting in a reduction in the Protected Payment Base; and (c) resets the Protected Payment Amount to equal 7% of the reset Protected Payment Base ($85,000 x 7% = $5,950), resulting in a reduction in the Protected Payment Amount (see balances immediately after the Step-Up).

We will provide you with written confirmation of your Step-Up election.

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Supplement dated [                        ] to the Prospectuses dated May 1, 2003

for the Pacific Portfolios, a variable annuity contract

issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectuses to reflect the following effective [                ]:

AN OVERVIEW OF PACIFIC PORTFOLIOS – Optional Riders is amended.

The OPTIONAL RIDERS section is amended to restate and include the following:

Guaranteed Income Advantage (GIA) Rider

The optional Guaranteed Income Advantage Rider (GIA Rider) is only available if the Effective Date of the Rider is on or before [    ], 2004. It offers a guaranteed income advantage annuity option. You may buy the GIA Rider on the Contract Date or on any Contract Anniversary.

Guaranteed Income Advantage II (GIA II) Rider

Subject to availability, the optional Guaranteed Income Advantage II Rider (GIA II Rider) is only available if the Effective Date of the Rider is on or after [     ], 2004. It offers a guaranteed income advantage annuity option. You may buy the GIA II Rider on the Contract Date or on any Contract Anniversary. The GIA II Rider may not be available. Ask your registered representative about its current availability.

Guaranteed Income Advantage 5 (GIA 5) Rider

Subject to availability, the optional Guaranteed Income Advantage 5 Rider (GIA 5 Rider) is only available if the Effective Date of the Rider is on or after [    ], 2004. It offers a guaranteed income advantage annuity option. You may buy the GIA 5 Rider on the Contract Date or on any Contract Anniversary. The GIA 5 Rider may not be available. Ask your registered representative about its current availability.

AN OVERVIEW OF PACIFIC PORTFOLIOS – Periodic Contract Expenses is amended.

The PERIODIC CONTRACT EXPENSES table is amended by adding the following:

•   Guaranteed Income Advantage II (GIA II) Rider            0.70%[7]

    Annual Charge (Optional Rider)

•   Guaranteed Income Advantage 5 (GIA 5) Rider             0.40%[7]

    Annual Charge (Optional Rider)

•   Guaranteed Protection Advantage 5 Annual Charge            0.25%[9]

    (Guaranteed Protection Charge) (Optional Rider)

7   If you buy this optional Rider (subject to availability), we deduct this charge on each Contract Anniversary and the Annuity Date, and when you make a full withdrawal, if the Rider is in effect on that date, or when you terminate your Rider. The optional Guaranteed Income Advantage Rider (GIA Rider) is only available if the Effective Date of the Rider is on or before [     ], 2004.

9    If you buy the Guaranteed Protection Advantage 5 Rider (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination. This charge may change if you elect the Step-Up provision allowable under the Rider. If the Effective Date of the Rider is before [                 , 2004] the Guaranteed Protection Charge is equal to 0.10%.

THE CONTRACT is amended.

THE CONTRACT section is amended to include the following:

Purchasing the Guaranteed Income Advantage II (GIA II) Rider (Optional)

You may purchase the GIA II Rider (subject to availability) on the Contract Date or on any Contract Anniversary. You may purchase the GIA II Rider only if the age of each Annuitant is 80 years or younger on the date the GIA II Rider is purchased. The GIA II Rider will remain in effect until the earlier of:

•   the Contract Anniversary immediately following the day we receive notification from you to terminate the GIA II Rider,

•   the date death benefit proceeds become payable under the Contract,

•   the date the Contract is terminated in accordance with the terms of the Contract, or

•   the Annuity Date.

If your request to terminate the Rider is received at our Service Center within thirty (30) days after a Contract Anniversary, the Rider will terminate on that Contract Anniversary.

Purchasing the Guaranteed Income Advantage 5 (GIA 5) Rider (Optional)

You may purchase the GIA 5 Rider (subject to availability) on the Contract Date or on any Contract Anniversary. You may purchase the GIA 5 Rider only if the age of each Annuitant is 80 years or younger on the date the GIA 5 Rider is purchased, and the entire Contract Value is invested according to an asset allocation program established and maintained by us for this GIA 5 Rider. The GIA 5 Rider will remain in effect until the earlier of:

•   the Contract Anniversary immediately following the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for the GIA 5 Rider,

•   the Contract Anniversary immediately following the day we receive notification from you to terminate the GIA 5 Rider,

•   the date death benefit proceeds become payable under the Contract,

•   the date the Contract is terminated in accordance with the terms of the Contract, or

•   the Annuity Date.

If your request to terminate the Rider is received at our Service Center within thirty (30) days after a Contract Anniversary, the Rider will terminate on that Contract Anniversary.

If you purchase the GIA 5 Rider (including any and all previous, current, and future versions), there may be adverse consequences to taking a loan while the GIA 5 Rider is in effect. If you have an existing loan on your Contract, you should carefully consider whether the GIA 5 Rider is appropriate for you.

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CHARGES AND DEDUCTIONS is amended.

The CHARGES AND DEDUCTIONS section is amended to include the following:

Guaranteed Protection Advantage 5 Annual Charge (Optional Rider)

If you purchase the optional Guaranteed Protection Advantage 5 Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.25% (0.10% if the Effective Date of the Rider is on or before [                 , 2004].) multiplied by your Contract Value on the date the Charge is deducted.

If your Contract was issued before January 14, 2002, any portion of the Guaranteed Protection Charge we deduct from the Fixed Option will not be greater than the annual interest credited in excess of 3%. The Guaranteed Protection Charge will not change unless you elect a Step-Up in your Guaranteed Protection Amount.

Guaranteed Income Advantage II (GIA II) Annual Charge (Optional Rider)

If you purchase the GIA II Rider, we deduct annually a Guaranteed Income Advantage Charge (GIA II Charge) for expenses related to the GIA II Rider. The GIA II Charge is equal to 0.70% (maximum charge is 1.00%) multiplied by your Contract Value on the date the Charge is deducted.

We will deduct the GIA II Charge from your Investment Options on a proportionate basis:

•   on each Contract Anniversary the GIA II Rider remains in effect,

•   on the Annuity Date, if the GIA II Rider is still in effect, and

•   when the GIA II Rider is terminated.

If you terminate the GIA II Rider, we will charge your Contract for the annual GIA II Charge on the effective date of termination. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GIA II Charge for the Contract Year in which you make the full withdrawal from the final payment made to you.

Guaranteed Income Advantage 5 (GIA 5) Annual Charge (Optional Rider)

If you purchase the GIA 5 Rider, we deduct annually a Guaranteed Income Advantage Charge (GIA 5 Charge) for expenses related to the GIA 5 Rider. The GIA 5 Charge is equal to 0.40% (maximum charge is 0.75%) multiplied by your Contract Value on the date the Charge is deducted.

We will deduct the GIA 5 Charge from your Investment Options on a proportionate basis:

•   on each Contract Anniversary the GIA 5 Rider remains in effect,

•   on the Annuity Date, if the GIA 5 Rider is still in effect, and

•   when the GIA 5 Rider is terminated.

If you terminate the GIA 5 Rider, we will charge your Contract for the annual GIA 5 Charge on the effective date of termination. If you make a full withdrawal of the amount available for withdrawal during a Contract Year, we will deduct the entire GIA 5 Charge for the Contract Year in which you make the full withdrawal from the final payment made to you.

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ANNUITY PERIOD— Annuity Options is amended.

The ANNUITY OPTIONS section is amended to include the following:

Guaranteed Income Advantage II Annuity Option

If you purchase the optional GIA II Rider (subject to availability), you may choose any of the Annuity Options described, or you may choose the Guaranteed Income Advantage II Annuity Option if 10 years have passed since the GIA II Rider was purchased and the GIA II Rider is still in effect. You must choose fixed annuity payments under this Guaranteed Income Advantage II Annuity Option. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the Guaranteed Income Advantage II Annuity Option will be based on the Guaranteed Income Base, which is described below.

Guaranteed Income Base—If you purchase the GIA II Rider on the Contract Date, the Guaranteed Income Base is initially set on the Effective Date of the Rider. If the Rider is effective on a Contract Anniversary, the Guaranteed Income Base is equal to the Contract Value on that Contract Anniversary. The Guaranteed Income Base on any Business Day after the Effective Date is the Guaranteed Income Base on the prior Business Day, increased by any additions on that day as a result of any:

•   Purchase Payments received by us; plus

•   increases at an annual growth rate of 5%; plus

•   additional amounts as a result of a Step-Up in the Guaranteed Income Base and decreased by any deductions on that day as a result of any:

•   adjustments for withdrawals.

The adjustment for each withdrawal is calculated by multiplying the Guaranteed Income Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charge, to the Contract Value immediately prior to the withdrawal.

Any portion of the Net Contract Value converted to provide payments under an Annuity Option, as described in the Contract, will be considered a “withdrawal” for purposes of determining any adjustment to the Guaranteed Income Base.

The 5% annual growth rate will take into account the timing of when each Purchase Payment and withdrawal occurred. This is accomplished by applying a daily factor of 1.000133681 to each day’s Guaranteed Income Base balance.

The 5% annual growth rate will stop accruing as of the earlier of:

•   the Contract Anniversary following the day the youngest Annuitant reaches his or her 80th birthday;

•   or the day the GIA II Rider terminates.

Election of Step-Up—On any Contract Anniversary beginning with the fifth (5th ) anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase the Guaranteed Income Base to an amount equal to 100% of the Contract Value as of the Step-Up Date.

4

The Guaranteed Income Advantage Charge may change if you elect a Step-Up in the Guaranteed Income Base. However, the Guaranteed Income Advantage Charge will never exceed the Guaranteed Income Advantage Charge then being offered for this same benefit under newly issued riders. If the Guaranteed Income Base is never stepped-up, the Guaranteed Income Advantage Charge established on the Effective Date of this Rider is guaranteed not to change.

Your Step-Up election must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the Step-Up is effective.

Once a Step-Up has been elected and is in effect, another Step-Up may not be elected until on or after the fifth (5th) anniversary of the latest Step-Up Date. We will provide you with written confirmation of your Step-Up election.

The annuity payments that may be elected under the Guaranteed Income Advantage II Option are:

•   Life Only,

•   Life with Period Certain,

•   Joint and Survivor Life, or

•   Period Certain Only.

If you elect the Guaranteed Income Advantage II (GIA II) Annuity Option, the waiver of withdrawal charges as described in the Contract will not apply. We will reduce the net amount applied to the annuity payments under the Guaranteed Income Advantage II Annuity Option by any remaining withdrawal charges. The rider contains annuity tables for each GIA II Annuity Option available.

Guaranteed Income Advantage 5 Annuity Option

If you purchase the optional GIA 5 Rider (subject to availability), you may choose any of the Annuity Options described, or you may choose the Guaranteed Income Advantage 5 Annuity Option if 10 years have passed since the GIA 5 Rider was purchased and the GIA 5 Rider is still in effect. You must choose fixed annuity payments under this Guaranteed Income Advantage 5 Annuity Option. The guaranteed income purchased per $1,000 of the net amount applied to the annuity payments will be based on an annual interest rate of 2.5% and the 1983a Annuity Mortality Table with the age set back 10 years. The net amount applied to the annuity payments under the Guaranteed Income Advantage 5 Annuity Option will be based on the Guaranteed Income Base, which is described below.

Guaranteed Income Base—If you purchase the GIA 5 Rider on the Contract Date, the Guaranteed Income Base is initially set on the Effective Date of the Rider. If the Rider is effective on the Contract Date, the Guaranteed Income Base is equal to the Initial Purchase Payment. If the Rider is effective on a Contract Anniversary, the Guaranteed Income Base is equal to the Contract Value on that Contract Anniversary. The Guaranteed Income Base on any Business Day after the Effective Date is the Guaranteed Income Base on the prior Business Day, increased by any additions on that day as a result of any:

•   Purchase Payments received by us; plus

•   increases at an annual growth rate of 5%; plus

•   additional amounts as a result of a Step-Up in the Guaranteed Income Base

5

and decreased by any deductions on that day as a result of any:

•   adjustments for withdrawals.

The adjustment for each withdrawal is calculated by multiplying the Guaranteed Income Base prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charge to the Contract Value immediately prior to the withdrawal.

Any portion of the Net Contract Value converted to provide payments under an Annuity Option, as described in the Contract, will be considered a “withdrawal” for purposes of determining any adjustment to the Guaranteed Income Base.

The 5% annual growth rate will take into account the timing of when each Purchase Payment and withdrawal occurred. This is accomplished by applying a daily factor of 1.000133681 to each day’s Guaranteed Income Base balance.

The 5% annual growth rate will stop accruing as of the earlier of:

•   the Contract Anniversary following the day the youngest Annuitant reaches his or her 80th birthday;

•   or the day the GIA 5 Rider terminates.

Election of Step-Up—On any Contract Anniversary beginning with the fifth (5th ) anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase the Guaranteed Income Base to an amount equal to 100% of the Contract Value as of the Step-Up Date.

The Guaranteed Income Advantage Charge may change if you elect a Step-Up in the Guaranteed Income Base. However, the Guaranteed Income Advantage Charge will never exceed the Guaranteed Income Advantage Charge then being offered for this same benefit under newly issued riders. If the Guaranteed Income Base is never stepped-up, the Guaranteed Income Advantage Charge established on the Effective Date of this Rider is guaranteed not to change.

Your Step-Up election must be received, in a form satisfactory to us, at our Service Center within thirty (30) days after the Contract Anniversary on which the Step-Up is effective.

Once a Step-Up has been elected and is in effect, another Step-Up may not be elected until on or after the fifth (5th) anniversary of the latest Step-Up Date. We will provide you with written confirmation of your Step-Up election.

The annuity payments that may be elected under the Guaranteed Income Advantage 5 Option are:

•   Life Only,

•   Life with Period Certain,

•   Joint and Survivor Life, or

•   Period Certain Only.

If you elect the Guaranteed Income Advantage 5 (GIA 5) Annuity Option, the waiver of withdrawal charges as described in the Contract will not apply. We will reduce the net amount applied to the annuity payments under the Guaranteed Income Advantage 5 Annuity Option by any remaining withdrawal charges. The rider contains annuity tables for each GIA 5 Annuity Option available.

6

PART II

Part C:    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2002 which are incorporated by reference from the 2002 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2002 and 2001, and for the three year period ended December 31, 2002, included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]

	(b)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios.[1]

	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[3]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc. (“PSD”) [1]

	(b)	Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers [1]

4.	(a)	(1) Form of Individual Flexible Premium Variable Accumulation Annuity Contract [2]

(2) Form of Individual Flexible Premium Variable Accumulation Annuity Contract (Form No. 10-1101)[17]

	(b)	Qualified Plan Loan Endorsement [1]

	(c)	Qualified Pension Plan Rider [1]

	(d)	403(b) Tax-Sheltered Annuity Rider [12]

	(e)	Section 457 Plan Rider [1]

	(f)	Endorsement for 403(b) Texas Optional Retirement Program (ORP) [1]

	(g)	Individual Retirement Annuity Rider (Form No. 20-18900)[14]

	(h)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[14]

	(i)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[14]

	(j)	Qualified Retirement Plan Rider [12]

	(k)	Guaranteed Minimum Death Benefit Endorsement (Form E-GMDB 398) [3]

	(l)	(1) Enhanced Guaranteed Minimum Death Benefit Rider (Form R-EGMDB 398) [3]

(2) Enhanced Guaranteed Minimum Death Benefit Rider (Form 20-18200)[14]

	(m)	Guaranteed Income Advantage (GIA) Rider (Form No. 23-113499) [5]

	(n)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900) [9]

	(o)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200) [11]

	(p)	Guaranteed Protection Advantage (GPA) Rider (Form No. 20-17700)[13]

	(q)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19600)[15]

	(r)	(1) Income Access Rider/(Form No. 20-19808)[15]

(2) Income Access Rider (Form No. 20-1104)

	(s)	Form of DCA Plus Fixed Option Rider (Form No. 20-1103)

	(t)	Guaranteed Income Advantage II Rider (Form No. 20-1109)

	(u)	Guaranteed Income Advantage 5 Rider (Form No. 20-1602)

5.	(a)	(1) Variable Annuity Application. (Form No. 25-12410) [8]

(2) Form of Variable Annuity Application (Form No. 25-1101)[17]

	(b)	Variable Annuity PAC APP [1]

	(c)	Application/ Confirmation Form [6]

	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application [9]

	(e)	Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 2066-2A)[13]

	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[15]

	(g)	Form of Income Access Rider Request Form (Form No. 2315-A)[15]

6.	(a)	Pacific Life’s Articles of Incorporation [3]

	(b)	By-laws of Pacific Life [3]

7.	Not applicable

8.	Fund Participation Agreement [10]

	(a)	Fund Participation Agreement [10]

	(b)	Addendum to Fund Participation Agreement (adding the Strategic Value and Focused 30 Portfolios)[10]

	(c)	Addendum to Fund Participation Agreement (adding nine new Portfolios) [10]

	(d)	Addendum to Fund Participation Agreement (adding the Equity Income and Research Portfolios) [12]

9.	Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered.[1]

2

10.	Independent Auditors’ Consent[16]
11.	Not applicable
12.	Not applicable
13.	Performance Calculations[16]
14.	Not applicable
15.	Powers of Attorney [12]
16.	Not applicable

[1]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0000898430-96-001377 filed on April 19, 1996 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-97-000794 filed on April 30, 1997 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-98-000945 filed on April 29, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4, File No. 33-88460, Accession No. 0001017062-99-000659 filed on April 15, 1999 and incorporated by reference.

[5]	Included in Registrant’s Form 497, File No. 33-88460, Accession No. 0001017062-99-001607 filed on September 14, 1999 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000577 filed on February 29, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on April 21, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-00-000955 filed on December 7, 2000 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-000459 filed on March 2, 2001, and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0001017062-01-500083 filed on April 25, 2001 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, File No. 33-88460, Accession No. 0000898430-01-503116 filed on October 25, 2001, and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 33-88460, Accession No. 0001017062-02-000783 filed on April 30, 2002, and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-02-001397 filed on July 19, 2002 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-02-002150 filed on December 19, 2002 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000466 filed on March 18, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001017062-03-000930 filed on April 25, 2003 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 033-88460, Accession No. 0001193125-03-015132 filed on June 30, 2003 and incorporated by reference herein.

Item 25.    Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Brian D. Klemens	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 86% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, and has a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); and a 33% ownership of ACG Acquisition IX LLC. ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, ACG Acquisition XXVI LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC. ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLC; ACG Acquisition 35 LLC; ACG Acquisition 32-34, 36 and 39 LLCs; and ACGFS LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 9% ownership of Scottish Re Group Limited [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability Company); and North Carolina Property, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.     Number of Contractholders

Approximately	36,634	Qualified
	37,578	Non Qualified

Item 28.     Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or iabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.     Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.     Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.    Management Services

Not applicable

Item 32.     Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

(c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 24th day of December, 2003.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	December 24, 2003

Glenn S. Schafer*	Director and President	December 24, 2003

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 24, 2003

David R. Carmichael*	Director, Senior Vice President and General Counsel	December 24, 2003

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	December 24, 2003

Edward R. Byrd*	Vice President and Controller	December 24, 2003

Brian D. Klemens*	Vice President and Treasurer	December 24, 2003

Gerald W. Robinson*	Executive Vice President	December 24, 2003

*By:	/s/ DAVID R. CARMICHAEL	December 24, 2003
David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 14 to the Registration Statement filed on April 30, 2002, on Form N-4/B for Separate Account A, File No. 33-88460, Accession No. 0001017062-02-000783, as Exhibit 15.)